Distribution of the Bank's profit, etc. - Distributions (Details) € / shares in Units, € in Millions, $ in Millions		12 Months Ended
	Sep. 24, 2019 USD ($) € / shares	Dec. 31, 2019 EUR (€) payment € / shares	Dec. 31, 2018 EUR (€) payment		Dec. 31, 2017 EUR (€)
Shareholder remuneration system and earnings per share
Dividend distributed December 31	$ 1,662	€ 1,662	€ 2,237	[1]	€ 2,029
Complementary dividend (includes cash dividend from shareholders who opt to receive cash in script dividend)		1,761
Total dividend distributions and complementary dividends (includes cash dividend from shareholders who opt to receive cash in script dividend)		3,423
To voluntary reserves		107
Net profit for the year		€ 3,530
Number of dividend payments to shareholders in the current year | payment		2	4
Total remuneration per share | € / shares		€ 0.23
Dividends per share (in eur per share) | € / shares	$ 0.10

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).